Property, Plant and Equipment: (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 6.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
December 31, 2019
Machinery and equipment	$5,609,567	$-	$5,609,567
Furniture and office equipment	479,579	(360,224)	119,355
Transportation equipment	491,025	(132,827)	358,198
Leasehold improvements	51,658	(18,056)	33,602
Mineral property	350,000	-	350,000
	$6,981,829	$(511,107)	$6,470,722

		Accumulated
	Cost	Depreciation	Net
December 31, 2018
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	469,569	(333,828)	135,741
Transportation equipment	491,025	(34,622)	456,403
Leasehold improvements	51,658	(11,063)	40,595
Mineral property	350,000	-	350,000
	$13,039,786	$(379,513)	$12,660,273